Backstop and Common Stock Purchase Agreements	12 Months Ended
Dec. 31, 2022
Backstop And Common Stock Purchase Agreements
Backstop and Common Stock Purchase Agreements

13. Backstop and Common Stock Purchase Agreements

Vellar Backstop Agreement

On August 31, 2022, in connection with the execution of the Business Combination Agreement, AHAC and Ocean Biomedical entered into the Vellar Backstop Agreement. The Vellar Backstop Agreement is intended to provide AHAC with additional issued and outstanding shares and cash (in the short-term) following the closing of the Business Combination because it evidences Vellar’s intent to purchase shares from AHAC stockholders that elected to redeem their shares, and thus eliminates the need for AHAC to redeem and pay redeeming AHAC stockholders for their shares. This is intended to help AHAC obtain sufficient cash at the Closing of the Business Combination Agreement to meet the minimum cash condition therein, reduce redemption related risks and generally facilitate the consummation of the Business Combination.

Pursuant to the Vellar Backstop Agreement, Vellar has agreed to support the Transactions by purchasing up to 4,000,000 shares of AHAC Class A common stock in the open market (which, approximately, would be valued at $40,000,000) during the period in which AHAC stockholders can elect to redeem their shares, including from other AHAC stockholders who in the future elect to redeem their shares of AHAC Class A common stock during the redemption period (i.e., the period commencing upon the filing of the definitive proxy statement and ending two (2) business days prior to the Special Meeting) pursuant to AHAC’s redemption offer and subsequently revoke their elections to redeem their shares. None of the shares of AHAC Class A common stock purchased by Vellar may be voted in the Business Combination. AHAC has agreed to purchase those shares from Vellar on a forward basis at maturity (as further described below), but AHAC will not be required to purchase any shares of its Class A common stock from Vellar at a price higher than the redemption price offered to redeeming Public Stockholders before, during or after the redemption period. The purchase price payable by the Company will include a prepayment in the amount of the redemption price per share payable from the proceeds released from the Trust Account related to those shares. The prepayment date is the earlier of: (i) one business day after the Closing of the Business Combination or (ii) the date any assets from the Trust Account are disbursed following the Closing of the Business Combination. Vellar may but is not obligated to sell some or all of the shares subject to the forward transaction following the expiration of the redemption period (i.e., two (2) business days prior to the Special Meeting), after which those shares will no longer be subject to the forward transaction, and in such event Vellar will repay AHAC a portion of the prepayment amount relating to those shares from the sale proceeds equal to the number of shares sold by Vellar multiplied by the forward price (i.e., the lower of the redemption price, the then current forward price and the VWAP price for the last 10 trading days of the prior calendar month, but not lower than $5.00).

The Vellar Backstop Agreement matures on the earlier to occur of (a) 3 years after the closing of the Business Combination Agreement or (b) the date specified by Vellar in a written notice delivered at Vellar’s discretion if the VWAP of the shares during 20 out of 30 consecutive trading days is less than $3 per share. On the maturity date, Vellar may require that New Ocean Biomedical repurchase all of the shares then being held by Vellar at a price equal to the redemption price (as determined in accordance with the AHAC Charter). Vellar will also be entitled to an additional $2.50 per share purchased with such amount being payable in shares of New Ocean Biomedical common stock. The maturity date is significant because following the maturity date AHAC is under no obligation to repurchase shares then being held by Vellar. Shares sold by Vellar to third parties prior to the maturity date shall cease to be subject to the forward transaction. Any such sale will trigger an obligation by Vellar to pay AHAC an amount equal to the product of (a) the number of shares sold by Vellar and (b) the forward price, which is defined in the Vellar Backstop Agreement as the lower of the redemption price (as determined in accordance with the AHAC Charter) and the VWAP price of the last ten trading days (but not lower than $5.00). If the Vellar Backstop Agreement is terminated after the Business Combination fails to close, except due to regulatory items or a material breach by Vellar, AHAC will be obligated to pay Vellar a break-up fee equal to $1 million and certain fees and expenses. AHAC will also be obligated to pay a structuring fee in the amount of $5,000 on the first trading day of each calendar quarter to Vellar after the Business Combination is complete until the maturity date. Vellar has agreed that it does not possess and/or has agreed to waive any redemption rights with respect to the shares of AHAC Class A common stock that it may acquire in accordance with the Vellar Backstop Agreement.

The Company expects to receive the first reports from the backstop providers in April 2023, reporting the amount of shares they sold for the period ended March 31, 2023 and, if they sold any shares, corresponding payments of the proceeds to those repurchased.